Financial Risk Management - Additional Information (Details) $ in Millions	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 27, 2020	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 20, 2018	Aug. 31, 2018 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying value of long-term borrowings	$ 7,573	$ 7,065		$ 5,608
2018 SCL Credit Facility [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt instrument, ratio of indebtedness to adjusted EBITDA, temporarily waived	4.00		4.00
Debt instrument, ratio of adjusted EBITDA to Net interest expense, temporarily waived	2.50		2.50
Leverage ratio at period end				1.8
Maximum leverage ratio				4.00		4.00
Currency risk [member] | United States of America, Dollars [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure		67		$ 49	$ 40
Fixed interest rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying value of long-term borrowings		7,000		5,500
Fixed interest rate [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure		362		303
Long-term borrowings [member] | Level 2 of fair value hierarchy [member] | Fixed interest rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of long-term borrowings		$ 7,770		5,530
Interest rate swap contract [member] | Fair value hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount				5,500			$ 5,500
Interest rate swap contract [member] | Interest rate risk [member] | Fair value hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure				34
Interest rate swap contract [member] | Level 2 of fair value hierarchy [member] | Fair value hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate swap, at fair value				$ 82